united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015
Shares		Value

	COMMON STOCK - 85.0%
	AEROSPACE/DEFENSE - 1.3%
480	Lockheed Martin Corp.	$ 96,566

	AGRICULTURE - 4.3%
1,340	Archer-Daniels-Midland Co.	60,287
1,043	Reynolds American, Inc.	87,351
1,120	Universal Corp.	55,115
4,791	Vector Group Ltd.	114,170
		316,923
	AIRLINES - 1.0%
33,070	Air New Zealand Ltd.	51,746
490	Copa Holdings SA - Cl. A	25,122
		76,868
	AUTO MANUFACTURERS - 1.5%
3,578	Ford Motor Co.	49,627
730	Renault SA	60,598
		110,225
	AUTO PARTS & EQUIPMENT - 0.7%
1,090	Magna International, Inc.	53,179

	BIOTECHNOLOGY - 2.7%
560	Amgen, Inc.	84,997
560	Gilead Sciences, Inc.	58,839
10,540	PDL BioPharma, Inc.	59,551
		203,387
	CHEMICALS - 1.2%
544	LyondellBasell Industries NV	46,447
2,630	Sociedad Quimica y Minera de Chile SA ADR	41,238
		87,685
	COMMERCIAL SERVICES - 3.7%
1,970	DH Corp. - Trust Unit	63,275
1,100	Macquarie Infrastructure Corp.	86,592
3,576	Quad Graphics, Inc.	51,637
4,612	RR Donnelley & Sons Co.	72,408
		273,912
	COMPUTERS - 0.7%
520	DST Systems, Inc.	53,258

	DISTRIBUTION/WHOLESALE - 0.6%
3,710	ITOCHU Corp.	44,557

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
4,910	Ellington Financial LLC	88,969
12,242	Intermediate Capital Group PLC	100,497
		189,466

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares		Value

	ELECTRIC - 8.5%
1,550	American Electric Power Co., Inc.	$ 84,150
59,910	AusNet Services - Miscellaneous	55,416
74,580	China Power International Development Ltd.	49,655
5,050	Cia Paranaense de Energia ADR	42,319
3,050	Fortum OYJ	49,584
3,163	Great Plains Energy, Inc.	78,822
9,736	Iberdrola SA	66,049
3,669	Korea Electric Power Corp. ADR	74,921
3,940	Spark Energy, Inc. - Cl. A	61,070
14,564	Terna Rete Elettrica Nazionale SpA	67,816
		629,802
	ELECTRONICS - 1.2%
19,520	Delta Electronics Thailand PCL	47,384
4,370	LG Display Co. Ltd. ADR	43,787
		91,171
	ENGINEERING & CONSTRUCTION - 0.7%
3,050	CIMIC Group Ltd.	50,609

	ENTERTAINMENT - 1.0%
32,740	Berjaya Sports Toto Bhd	23,115
4,090	National CineMedia, Inc.	53,784
		76,899
	FOOD - 0.8%
3,850	Salmar ASA	57,926

	HEALTHCARE - PRODUCTS - 0.9%
664	Zimmer Biomet Holdings, Inc.	68,764

	HEALTHCARE - SERVICES - 2.9%
880	Aetna, Inc.	100,778
420	Anthem, Inc.	59,241
4,550	NMC Health PLC	52,950
		212,969
	HOUSEWARES - 0.9%
1,120	Scotts Miracle-Gro Co.	69,653

	INSURANCE - 5.4%
1,870	Ageas	76,473
960	Endurance Specialty Holdings Ltd.	61,200
5,180	Liberty Holdings Ltd.	50,333
4,500	Phoenix Group Holdings	58,352
970	Prudential Financial, Inc.	78,279
920	Swiss Re AG	79,005
		403,642
	INTERNET - 0.7%
700	IAC/InterActiveCorp	48,860

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares		Value

	INVESTMENT COMPANIES - 1.8%
11,980	Apollo Investment Corp.	$ 77,990
3,080	Solar Capital Ltd.	54,547
		132,537
	IRON/STEEL - 1.1%
25,400	Eregli Demir ve Celik Fabrikalari TAS	34,567
2,508	Steel Dynamics, Inc.	48,856
		83,423
	MINING - 0.6%
3,600	Sumitomo Metal Mining Co. Ltd.	45,776

	MISCELLANEOUS MANUFACTURER - 1.0%
1,870	FUJIFILM Holdings Corp.	76,982

	MULTI-NATIONAL - 0.5%
1,483	Banco Latinoamericano de Comercio Exterior SA	36,556

	OIL & GAS - 5.8%
730	Chevron Corp.	59,123
850	Exxon Mobil Corp.	63,954
2,060	Lukoil PJSC ADR	79,537
1,500	OMV AG	38,385
8,500	PTT PCL NVDR	63,560
9,652	SandRidge Mississippian Trust I	30,790
1,370	Western Refining, Inc.	58,937
1,500	Woodside Petroleum Ltd.	34,299
		428,585
	OIL & GAS SERVICES - 0.7%
59,440	Sinopec Engineering Group Co. Ltd.	51,309

	PHARMACEUTICALS - 2.8%
909	Novartis AG ADR	88,373
1,570	Orion Oyj	62,234
910	Teva Pharmaceutical Industries Ltd. ADR	58,613
		209,220
	REITS - 6.3%
179,730	Champion REIT	90,212
2,230	Colony Capital, Inc.	48,413
7,610	CorEnergy Infrastructure Trust, Inc.	39,039
2,290	Hospitality Properties Trust	58,899
1,500	Iron Mountain, Inc.	42,510
9,780	MFA Financial, Inc. - REIT	69,536
1,490	Omega Healthcare Investors, Inc.	50,332
3,361	Starwood Property Trust, Inc.	71,522
		470,463

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares		Value

	RETAIL - 5.9%
1,340	Aoyama Trading Co. Ltd.	$ 50,088
37,450	Belle International Holdings Ltd.	34,260
1,126	Cato Corp.	39,556
460	CVS Health Corp.	47,104
570	Darden Restaurants, Inc.	38,766
33,890	Debenhams PLC	39,439
37,490	Golden Eagle Retail Group Ltd.	41,746
640	Target Corp.	49,734
40,000	Wal-Mart de Mexico SAB de CV	96,183
		436,876
	SEMICONDUCTORS - 2.7%
1,410	MKS Instruments, Inc.	47,517
2,360	Silicon Motion Technology Corp. ADR	59,708
7,690	Siliconware Precision Industries Co. Ltd. ADR	47,447
2,191	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	43,557
		198,229
	SOFTWARE - 2.1%
1,760	CSG Systems International, Inc.	54,402
4,897	Micro Focus International PLC	98,167
		152,569
	TELECOMMUNICATIONS - 9.0%
1,420	CenturyLink, Inc.	38,397
2,610	Consolidated Communications Holdings, Inc.	50,921
3,130	Elisa OYJ	104,154
19,400	Frontier Communications Corp.	98,358
32,840	Spark New Zealand Ltd.	70,318
21,760	Telecom Egypt Co.	19,401
2,950	Telefonica Brasil SA ADR	32,834
13,260	Telkom SA SOC Ltd.	63,522
18,370	Turk Telekomunikasyon AS	38,636
1,880	United States Cellular Corp. *	69,410
2,362	Vodafone Group PLC ADR	81,442
		667,393
	TRANSPORTATION - 1.4%
180,000	BTS Group Holdings PCL	48,968
3,740	Nordic American Tankers Ltd.	50,976
		99,944

	TOTAL COMMON STOCK (Cost - $6,542,524)	6,306,183

	EXCHANGE TRADED FUNDS - 1.2%
3,100	iShares MSCI India ETF (Cost - $91,948)	87,358

	PREFERRED STOCK - 15.3%
	BANKS - 3.3%
5,080	JPMorgan Chase & Co., 6.30%	129,286
4,550	Morgan Stanley, 6.625%	117,981
		247,267

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares		Value

	ELECTRIC - 0.6%
900	Entergy Arkansas, Inc., 4.90%	$ 21,816
1,040	PPL Capital Funding, Inc., 5.90%	26,697
		48,513
	INSURANCE - 1.6%
4,550	Aspen Insurance Holdings Ltd., 7.25%	120,302

	OIL & GAS - 0.9%
750	Vanguard Natural Resources LLC, 7.750%	14,310
2,250	Vanguard Natural Resources LLC, 7.875%	49,703
		64,013
	REITS - 6.5%
5,240	AG Mortgage Investment Trust, Inc., 8.00%	128,380
4,320	Annaly Capital Management, Inc., 7.50%	105,797
5,060	Ashford Hospitality Trust, Inc., 8.45%	130,143
4,580	Newcastle Investment Corp., 9.75%	118,576
		482,896
	TELECOMMUNICATIONS - 1.7%
4,800	Qwest Corp., 7.00%	125,616

	TRANSPORTATION - 0.7%
1,500	Scorpio Bulkers, Inc., 7.50%	29,925
1,130	Teekay Offshore Partners LP, 7.25%	19,990
		49,915

	TOTAL PREFERRED STOCK (Cost - $1,144,495)	1,138,522

Contracts **	PUT OPTIONS PURCHASED * - 7.8%
374	iShares MSCI EAFE ETF +
	Expiration September 2015, Exercise Price $64.00	149,600
227	iShares MSCI Emerging Markets ETF +
	Expiration September 2015, Exercise Price $41.00	165,142
276	SPDR S&P 500 ETF Trust +
	Expiration September 2015, Exercise Price $205.00	260,820
	TOTAL PUT OPTIONS PURCHASED (Cost - $317,817)	575,562

	TOTAL INVESTMENTS - 109.3% (Cost - $8,096,784) (a)	$ 8,107,625
	OTHER ASSETS LESS LIABILITIES - NET - (9.3) %	(689,452)
	NET ASSETS - 100.0%	$ 7,418,173

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $7,901,842 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 730,331
	Unrealized depreciation	(788,605)
	Net unrealized depreciation	$ (58,274)

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Contracts **		Value
PUT OPTIONS WRITTEN * - 3.6%
259	iShares MSCI EAFE ETF
	Expiration September 2015, Exercise Price $61.00	$ 43,771
187	iShares MSCI Emerging Markets ETF
	Expiration September 2015, Exercise Price $39.00	99,110
216	SPDR S&P 500 ETF Trust
	Expiration September 2015, Exercise Price $199.00	121,176
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $183,111) (a)	$ 264,057

* Non-income producing security.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
+ All or a portion of this security is pledged as collateral for options written. Total value of pledged securities at
August 31, 2015 is $443,763.

ADR - American Depositary Receipt
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2015 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,306,183	$ -	$ -	$ 6,306,183
Exchange Traded Funds	87,358	-	-	87,358
Preferred Stock	1,138,522	-	-	1,138,522
Purchased Put Options	575,562	-	-	575,562
Total	$ 8,107,625	$ -	$ -	$ 8,107,625

Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$ 264,057	$ -	$ -	$ 264,057
Total	$ 264,057	$ -	$ -	$ 264,057

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Valuation of Investment Companies - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”). Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended August 31, 2015, the Fund’s unrealized appreciation on option contracts subject to equity price risk amounted to $176,800 and the Fund's net realized gain on options contracts subject to equity price risk amounted to $34,302, which serve as an indicator of the volume of derivative activity for the Fund during the period.

The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at May 31, 2015	(497)	$ (127,441)
Options purchased/written	(390)	(115,042)
Options expired	70	21,639
Options closed	155	37,733
Outstanding at August 31, 2015	(662)	$ (183,111)

The notional value of the derivative instruments outstanding as of August 31, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 10/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 10/28/15

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 10/28/15